Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summarized of Financial Information Group's Consolidated Financial Statements
The following table sets forth the assets, liabilities, results of operations and cash flows of Huiye Tianze and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIE and its subsidiaries are eliminated in the balances presented below:
Selected Condensed Consolidated Balance Sheets
Information

	As of
	December 31, 2020	December 31, 2021
	RMB	RMB
Assets
Current assets
Cash and cash equivalent	211,979	323,011
Restricted cash	217,950	127,315
Account receivables, net of allowance for impairment	232,589	777,055
Insurance premium receivables	1,974	1,217
Prepaid expense and other receivables	66,323	106,865
Total current assets	730,815	1,335,463
Non-current assets
Restricted cash	—	24,680
Property, Plant and Equipment, net	10,217	47,800
Intangible assets, net	2,030	18,979
Deferred tax assets	605	605
Long-term investments	36,889	59,450
Operating lease right-of-use assets	267,352	241,880
Goodwill	461	461
Other Assets	838	379
Total non-current assets	318,392	394,234

Total assets	1,049,207	1,729,697
Liabilities and Shareholders’ Equity
Short-term borrowings	31,540	216,710
Accounts payable	227,532	680,183
Insurance premium payables	187,219	124,019
Contract liabilities	—	2,681
Other payables and accrued expenses	39,419	207,461
Payroll and welfare payable	52,564	92,094
Income taxes payable	2,440	2,440
Operating lease liabilities	12,763	12,362
Amount due to related parties	—	11,875
Total current liabilities	553,477	1,349,825
Non-current liabilities
Long-term borrowings	53,860	20,000
Deferred tax liabilities	605	4,455
Operating lease liabilities	252,106	245,396
Total non-current liabilities	306,571	269,851

Total liabilities	860,048	1,619,676
Shareholders’ equity

Common shares	44,766	44,766
Additional paid-in capital	462,858	460,157
Accumulated deficit	(318,465)	(395,751)
Total shareholders’ equity attributable to Huize Holding Limited shareholders	189,159	109,172
Non-controlling interests	—	849
Total shareholders’ equity	189,159	110,021
Total liabilities and shareholders’ equity	1,049,207	1,729,697
Selected Condensed Consolidated Statements of Income Information

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating revenue
Brokerage commission income	973,715	1,215,434	2,231,388
Other income	11,195	4,560	11,494
Total operating revenue	984,910	1,219,994	2,242,882
Operating costs and expenses
Cost of revenue	(622,906)	(813,507)	(1,687,770)
Other cost	(1,837)	(2,846)	(2,670)
Total operating costs	(624,743)	(816,353)	(1,690,440)
Selling expenses	(163,119)	(230,438)	(346,305)
General and administrative expenses	(153,324)	(136,921)	(172,822)
Research and development expenses	(33,831)	(49,135)	(120,478)
Total operating costs and expenses	(975,017)	(1,232,847)	(2,330,045)
Operating income/(loss)	9,893	(12,853)	(87,163)
Other income/(expenses)
Interest expenses	(197)	(1,813)	(4,092)
Unrealized exchange income/(loss)	421	(421)	—
Investment income	—	137	(1,369)
Others, net	12,690	10,153	12,627
Profit before income tax, and share of (loss)/income of equity method investee	22,807	(4,797)	(79,997)
Income tax expense	(20)	(1,768)	—
Share of (loss)/income of equity method investee	(180)	239	2,660
Net profit/(loss)	22,607	(6,326)	(77,337)
Net profit/(loss) attributable to non-controlling interests	—	—	(51)
Net profit/(loss) attributable to Huize Holding Limited	22,607	(6,326)	(77,286)
Redeemable preferred shares redemption value accretion	—	—	—
Allocation to redeemable preferred shares	—	—	—
Net profit/( loss ) attributable to common shareholders	22,607	(6,326)	(77,286)
Net profit/( loss )	22,607	(6,326)	(77,337)
Foreign currency translation adjustment, net of tax	—	—	—
Comprehensive income/(loss)	22,607	(6,326)	(77,337)
Comprehensive income/(loss) attributable to non-controlling interests	—	—	(51)
Comprehensive income/(loss) attributable to Huize Holding Limited	22,607	(6,326)	(77,286)
Selected Condensed Consolidated Cash Flows Information

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	120,566	168,225	(152,844)
Cash flows from investing activities:
Purchase of long-term investment	(2,000)	(22,450)	(22,601)
Purchase of property, equipment and intangible assets	(6,035)	(8,162)	(37,359)
Proceeds from disposal of property, equipment and intangible assets	60	—	961
Acquisition of subsidiary, net of cash paid	—	(569)	(11,805)
Payments of inter-company balances	—	—	(5,050)
Proceeds from disposal of investments	—	—	890
Others	11	137	241
Net cash used in investing activities	(7,964)	(31,044)	(74,723)
Cash flows from financing activities:
Proceeds from issuance of common share and redeemable preferred shares during Reorganization	(62)	—	—
Proceeds from borrowings	30,000	105,400	184,000
Repayments of borrowings	(35,285)	(61,266)	(40,503)
Repayments of convertible bonds	(8,794)	—	—
Proceeds from inter-company balances	—	—	128,000
Proceeds from exercise of share option	—	245	247
Cash received by subsidiaries from minority shareholders	—	—	900
Net cash (used in)/provided by financing activities	(14,141)	44,379	272,644
Effect of exchange rate changes on cash and cash equivalents	—	—	—
Net increase in cash and cash equivalents and restricted cash	98,461	181,560	45,077
Total cash and cash equivalents and restricted cash at beginning of year	149,908	248,369	429,929
Total cash and cash equivalents and restricted cash at end of year	248,369	429,929	475,006

Summary of Estimated Useful Life and Residual Value of Property Plant and Equipment
Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value, if any. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Office furniture and equipment	5~10 years	0%~5%
Computer and electronic equipment	3~5 years	0%~5%
Motor vehicles	4~5 years	5%
Leasehold improvements	shorter of remaining lease period and estimated useful life	Nil

Summary of Estimated Useful Life and Residual Value of Intangible Assets
Intangible assets with finite lives represent domain name and purchased computer software. These intangible assets are amortized on a straight-line basis over their estimated useful lives of the respective assets. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Domain name	10 years	0%
Purchased computer software	3~10 years	0%

Summary of Customer Concentration Risk
Details of the customers accounting for 10% or more of total operating revenue are as follows:

	Year Ended December 31
	2019	%	2020	%	2021	%
	RMB		RMB		RMB
Customer A	94,182	10%	32,347	3%	715,287	32%
Customer K	—	0%	292,975	24%	489,862	22%
Customer L	35,791	4%	152,296	12%	191,059	9%
Customer H	124,946	13%	67,823	6%	186,036	8%
Customer B	184,035	19%	97,624	8%	156,754	7%
Customer C	142,443	14%	63,179	5%	62,753	3%
Customer I	57,081	6%	157,750	13%	46,972	2%

	638,478	66%	863,994	71%	1,848,723	83%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December, 31
	2020	%	2021	%
	RMB		RMB
Customer A	13,057	6%	464,289	60%
Customer H	—	0%	165,688	21%
Customer K	67,726	29%	32,702	4%
Customer L	38,040	16%	20,156	3%

	118,823	51%	682,835	88%